STATEMENT OF MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of initial application of standards or interpretations [abstract]
Schedule of Australian Financial Reporting Standards and Interpretations Not Yet Applied
International Financial Reporting Standards and Interpretations that have recently been issued or amended but are not yet effective have not been adopted by the Group for the year ended June 30, 2026. Those which may be relevant to the Group are set out in the table below, but these are not expected to have any significant impact on the Group’s financial statements:

Standard/Interpretation	Application Date of Standard	Application Date for the Group
IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027	July 1, 2027
IFRS 19 Subsidiaries without Public Accountability	January 1, 2027	July 1, 2027
IFRS 20 Regulatory Assets and Regulatory Liabilities	January 1, 2029	July 1, 2029